Vanguard Real Estate Index Fund

Schedule of Investments (unaudited)
As of April 30, 2019

			Market
			Value
		Shares	($000)
Equity Real Estate Investment Trusts (REITs) (96.2%)1
Diversified REITs (4.1%)
	WP Carey Inc.	7,912,447	627,615
	Liberty Property Trust	7,265,519	360,660
	VEREIT Inc.	43,169,217	356,578
	STORE Capital Corp.	9,425,004	314,041
	PS Business Parks Inc.	1,009,443	155,071
	Colony Capital Inc.	22,967,513	118,053
	Empire State Realty Trust Inc.	7,226,780	111,726
	Washington REIT	3,922,134	110,761
	Lexington Realty Trust	10,457,328	94,848
	Alexander & Baldwin Inc.	3,376,493	79,753
	American Assets Trust Inc.	1,619,218	74,792
	Global Net Lease Inc.	3,741,205	71,345
	Essential Properties Realty Trust Inc.	2,352,344	48,646
	Armada Hoffler Properties Inc.	2,411,620	38,948
	Gladstone Commercial Corp.	1,417,951	30,840
2	iStar Inc.	3,344,695	28,998
	One Liberty Properties Inc.	704,792	19,946
§,2	Winthrop Realty Trust	1,892,511	2,061
			2,644,682
Health Care REITs (7.9%)
	Welltower Inc.	18,482,722	1,377,517
	Ventas Inc.	17,535,860	1,071,616
	HCP Inc.	23,112,945	688,304
	Medical Properties Trust Inc.	17,984,431	314,008
	Healthcare Trust of America Inc. Class A	10,174,122	280,602
^	Omega Healthcare Investors Inc.	7,689,911	272,146
	Healthcare Realty Trust Inc.	6,151,244	189,950
	Sabra Health Care REIT Inc.	8,783,201	171,799
	Physicians Realty Trust	8,990,762	162,373
	National Health Investors Inc.	2,070,416	156,172
	CareTrust REIT Inc.	4,155,463	100,770
	Senior Housing Properties Trust	11,687,483	93,851
	LTC Properties Inc.	1,950,864	87,906
	Universal Health Realty Income Trust	646,509	52,380
	New Senior Investment Group Inc.	4,044,821	22,611
	MedEquities Realty Trust Inc.	1,415,485	15,160
			5,057,165
Hotel & Resort REITs (4.4%)
	Host Hotels & Resorts Inc.	36,535,000	702,933
	Park Hotels & Resorts Inc.	9,912,769	318,002
	Hospitality Properties Trust	8,101,829	210,648
	Pebblebrook Hotel Trust	6,434,055	209,493
	Ryman Hospitality Properties Inc.	2,279,751	181,468
	Apple Hospitality REIT Inc.	10,679,997	175,686
	Sunstone Hotel Investors Inc.	11,247,481	161,964
	RLJ Lodging Trust	8,644,917	159,153
	MGM Growth Properties LLC Class A	4,345,795	140,195
	Xenia Hotels & Resorts Inc.	5,551,811	120,197

2	DiamondRock Hospitality Co.	10,247,213	111,285
	Chesapeake Lodging Trust	2,983,164	85,020
	Summit Hotel Properties Inc.	5,149,987	59,791
	Chatham Lodging Trust	2,287,473	45,040
	Hersha Hospitality Trust Class A	1,843,746	34,238
	Ashford Hospitality Trust Inc.	4,746,990	26,156
	CorePoint Lodging Inc.	2,062,576	25,782
	Braemar Hotels & Resorts Inc.	1,447,108	20,115
			2,787,166
Industrial REITs (6.8%)
	Prologis Inc.	30,988,758	2,375,908
	Duke Realty Corp.	17,618,269	548,281
	Americold Realty Trust	8,571,745	274,382
	First Industrial Realty Trust Inc.	6,220,546	219,399
	EastGroup Properties Inc.	1,774,610	202,891
	Rexford Industrial Realty Inc.	4,576,537	173,405
	STAG Industrial Inc.	5,373,978	154,663
	Terreno Realty Corp.	2,912,076	130,024
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,666,054	70,890
	Industrial Logistics Properties Trust	3,198,591	63,492
	Monmouth Real Estate Investment Corp.	4,258,026	58,505
^	Innovative Industrial Properties Inc.	460,507	39,208
			4,311,048
Office REITs (8.9%)
	Boston Properties Inc.	7,606,048	1,046,744
	Alexandria Real Estate Equities Inc.	5,293,739	753,775
	Vornado Realty Trust	8,432,207	583,003
	Kilroy Realty Corp.	4,958,715	381,375
	SL Green Realty Corp.	4,200,163	371,042
	Douglas Emmett Inc.	7,945,415	327,272
	Hudson Pacific Properties Inc.	7,717,207	269,022
	JBG SMITH Properties	5,653,509	240,557
	Highwoods Properties Inc.	5,091,855	226,995
	Cousins Properties Inc.	20,704,936	198,146
	Equity Commonwealth	5,910,427	187,952
	Paramount Group Inc.	10,494,797	152,070
	Corporate Office Properties Trust	5,354,427	149,281
	Brandywine Realty Trust	8,788,959	135,262
	Columbia Property Trust Inc.	5,796,943	131,649
2	Piedmont Office Realty Trust Inc. Class A	6,299,904	131,164
	Mack-Cali Realty Corp.	4,442,078	103,412
	Tier REIT Inc.	2,659,750	75,377
	Office Properties Income Trust	2,373,447	64,415
^	Easterly Government Properties Inc.	2,989,312	53,808
	Franklin Street Properties Corp.	5,281,804	41,515
	NorthStar Realty Europe Corp.	2,209,560	39,396
	City Office REIT Inc.	1,840,738	21,352
§,^,* New York REIT Liquidating LLC		1,208	16
			5,684,600
Other (11.0%)3
4,5	Vanguard Real Estate II Index Fund	336,859,494	7,046,887

Residential REITs (12.5%)
	Equity Residential	18,121,107	1,384,815
	AvalonBay Communities Inc.	6,798,145	1,365,951
	Essex Property Trust Inc.	3,248,825	917,793

Mid-America Apartment Communities Inc.	5,593,342	611,968
UDR Inc.	13,186,390	592,728
Sun Communities Inc.	4,244,208	522,377
Equity LifeStyle Properties Inc.	4,187,832	488,720
Camden Property Trust	4,575,513	460,525
Invitation Homes Inc.	16,754,867	416,526
2 Apartment Investment & Management Co.	7,586,831	374,486
American Campus Communities Inc.	6,731,465	317,725
American Homes 4 Rent Class A	13,111,384	314,411
Independence Realty Trust Inc.	4,363,075	46,205
Investors Real Estate Trust	585,043	35,267
NexPoint Residential Trust Inc.	908,321	34,053
Preferred Apartment Communities Inc. Class A	2,014,565	31,508
Front Yard Residential Corp.	2,509,550	24,870
UMH Properties Inc.	1,659,451	23,315
		7,963,243
Retail REITs (12.0%)
Simon Property Group Inc.	15,222,918	2,644,221
Realty Income Corp.	14,517,291	1,016,356
Regency Centers Corp.	7,079,499	475,530
Federal Realty Investment Trust	3,374,323	451,653
^ National Retail Properties Inc.	7,828,511	411,936
Kimco Realty Corp.	20,742,732	360,716
Brixmor Property Group Inc.	14,769,698	264,082
Macerich Co.	5,208,653	209,075
Weingarten Realty Investors	5,982,343	173,129
Spirit Realty Capital Inc.	4,215,286	170,551
Taubman Centers Inc.	3,010,576	148,421
Retail Properties of America Inc.	10,600,869	130,285
Acadia Realty Trust	4,020,542	113,540
Agree Realty Corp.	1,694,045	110,909
Urban Edge Properties	5,636,823	104,676
SITE Centers Corp.	7,737,648	102,446
Brookfield Property REIT Inc. Class A	4,783,644	99,643
Retail Opportunity Investments Corp.	5,078,366	89,125
^ Tanger Factory Outlet Centers Inc.	4,618,064	83,402
Kite Realty Group Trust	4,130,597	65,222
^ Seritage Growth Properties Class A	1,376,826	61,393
Getty Realty Corp.	1,676,871	54,381
RPT Realty	3,939,809	47,790
Alexander's Inc.	112,522	42,717
^ Washington Prime Group Inc.	9,177,827	40,841
Saul Centers Inc.	669,168	35,700
Urstadt Biddle Properties Inc. Class A	1,439,349	31,565
Retail Value Inc.	754,404	25,273
Whitestone REIT	1,771,138	22,724
^ Pennsylvania REIT	3,490,462	21,013
Spirit MTA REIT	2,139,138	14,418
2 Cedar Realty Trust Inc.	4,493,787	13,796
^ CBL & Associates Properties Inc.	8,471,671	8,556
Urstadt Biddle Properties Inc.	24,450	423
		7,645,508
Specialized REITs (28.6%)
American Tower Corp.	21,678,119	4,233,737
Crown Castle International Corp.	20,418,089	2,568,187
Equinix Inc.	3,957,160	1,799,321

	Public Storage	7,720,428	1,707,604
	Digital Realty Trust Inc.	10,153,017	1,195,112
*	SBA Communications Corp. Class A	5,578,660	1,136,540
	Weyerhaeuser Co.	36,884,087	988,494
	Extra Space Storage Inc.	6,223,390	645,303
	Iron Mountain Inc.	13,386,189	434,783
	Gaming and Leisure Properties Inc.	9,999,877	403,795
	Lamar Advertising Co. Class A	4,190,615	346,438
	CubeSmart	9,156,652	292,189
	CyrusOne Inc.	5,212,948	290,309
	EPR Properties	3,654,326	288,180
	VICI Properties Inc.	11,319,041	258,074
	Life Storage Inc.	2,287,566	217,982
	Rayonier Inc.	6,370,349	202,513
	CoreSite Realty Corp.	1,811,068	198,149
	Outfront Media Inc.	6,877,965	163,902
	PotlatchDeltic Corp.	3,159,953	122,164
	CoreCivic Inc.	5,837,791	121,484
	GEO Group Inc.	5,992,083	119,962
^	QTS Realty Trust Inc. Class A	2,519,286	114,250
	Four Corners Property Trust Inc.	3,323,987	94,534
	Uniti Group Inc.	8,379,088	92,086
	National Storage Affiliates Trust	2,781,169	81,377
	InfraREIT Inc.	2,132,222	44,883
	CatchMark Timber Trust Inc. Class A	2,421,891	24,219
^	CorEnergy Infrastructure Trust Inc.	578,579	21,865
	Jernigan Capital Inc.	954,919	20,120
^	Farmland Partners Inc.	1,469,927	9,643
			18,237,199
Total Equity Real Estate Investment Trusts (REITs) (Cost $53,175,560)			61,377,498
Real Estate Management & Development (3.2%)
Diversified Real Estate Activities (0.2%)
*	St. Joe Co.	1,750,481	29,828
^,*	Five Point Holdings LLC Class A	2,917,427	24,827
*	Tejon Ranch Co.	1,033,462	17,827
	RMR Group Inc. Class A	297,815	17,226
			89,708
Real Estate Development (0.4%)
*	Howard Hughes Corp.	2,005,448	222,605
*	Forestar Group Inc.	508,287	9,794
			232,399
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	6,324,807	136,237
*	FRP Holdings Inc.	338,235	17,145
			153,382
Real Estate Services (2.4%)
*	CBRE Group Inc. Class A	15,924,139	829,170
	Jones Lang LaSalle Inc.	2,239,526	346,163
	HFF Inc. Class A	1,826,658	86,931
^,2	Realogy Holdings Corp.	5,811,856	75,670
	Newmark Group Inc. Class A	6,140,094	52,314
^,*	Redfin Corp.	2,426,621	50,182
*	Marcus & Millichap Inc.	936,098	40,346
	RE/MAX Holdings Inc. Class A	867,199	37,576

^,* Altisource Portfolio Solutions SA		539,213	12,763
			1,531,115
Total Real Estate Management & Development (Cost $2,096,670)			2,006,604
Total Common Stocks (Cost $55,272,230)			63,384,102
	Coupon
Temporary Cash Investment (1.2%)1
Money Market Fund (1.2%)
6,7 Vanguard Market Liquidity Fund
(Cost $795,221)	2.545%	7,951,859	795,266
Total Investments (100.6%) (Cost $56,067,451)			64,179,368
Other Assets and Liabilities-Net (-0.6%)7,8			(393,934)
Net Assets (100%)			63,785,434

§ Security value determined using significant unobservable inputs.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $378,299,000.
* Non-income-producing security.
1 The fund invests a portion of its assets in investment securities through the use of swap contracts. After giving effect to swap investments, the fund's effective investment securities and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. The total value of affiliated companies is $737,460,000.
3 “Other” represents securities that are not classified by the fund's benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Represents a wholly owned subsidiary of the fund. See Appendix for Vanguard Real Estate II Index Fund’s
Schedule of Investments.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Includes $392,887,000 of collateral received for securities on loan.
8 Cash of $2,622,000 has been segregated as collateral for open over-the-counter swap contracts.
REIT—Real Estate Investment Trust.

Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
	Termination		Amount	Received	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)	($000)
VICI Properties Inc.	2/04/2020	GSI	125,507	(3.104%)	2,962	—
Omega Healthcare Investors
Inc.	2/04/2020	GSI	80,833	(2.474%)	—	(1,955)
VICI Properties Inc.	2/04/2020	GSI	53,400	(3.324%)	1,256	—
VEREIT Inc.	2/04/2020	GSI	36,652	(2.474%)	—	(341)
Federal Realty Investment
Trust	2/04/2020	GSI	35,495	(2.474%)	—	(726)
Regency Centers Corp.	2/04/2020	GSI	28,724	(2.474%)	—	(538)
Seritage Growth Properties
Class A	2/04/2020	GSI	13,470	(2.474%)	—	(105)
Retail Opportunity
Investments Corp.	2/04/2020	GSI	9,291	(2.474%)	2	—

VICI Properties Inc.	2/04/2020	GSI	7,788	(3.324%)	183	—
					4,403	(3,665)
GSI—Goldman Sachs International.
1 Payment received/paid monthly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).The fund had no open futures contracts at April 30,
2019.

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index.

Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount.
At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	63,382,025	—	2,077
Temporary Cash Investments	795,266	—	—
Swap Contracts—Assets	—	4,403	—
Swap Contracts—Liabilities	—	(3,665)	—
Total	64,177,291	738	2,077

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5%
of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Jan. 31,		Proceeds					April 30,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold[1]	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Apartment Investment
& Management Co.	NA2	31,774	23,926	(1,218)	(21,267)	23,631	—	374,486
Brookfield Property
REIT Inc.	137,387	1,205	56,721	(39,666)	57,438	1,821	677	NA3
Cedar Realty Trust Inc.	NA2	1,096	1,157	(41)	(1,745)	117	—	13,796
DiamondRock
Hospitality Co.	NA2	9,830	6,172	342	6,729	1,266	—	111,285
iStar Inc.	NA2	2,556	1,460	(44)	(3,002)	198	99	28,998
Piedmont Office Realty
Trust Inc. Class A	NA2	11,538	6,727	481	8,595	1,029	203	131,164
Realogy Holdings Corp.	NA2	7,562	8,051	(3,888)	(24,636)	525	—	75,670
Vanguard Market
Liquidity Fund	801,441	NA4	NA4	(3)	28	2,004	—	795,266
Vanguard Real Estate
II Index Fund	6,719,464	53,386	—	—	276,152	49,689	2,048	7,046,887
Winthrop Realty Trust	2,061	—	—	—	—	—	—	2,061
Total	7,660,353	118,947	104,214	(44,037)	298,292	80,280	3,027	8,579,613

1 Does not include adjustments to related return of capital.
2 Not applicable—at January 31, 2019, the issuer was not an affiliated company of the fund.
3 Not applicable—at April 30, 2019, the security was still held, but the issuer was no longer an affiliated company of the fund.
4 Not applicable—purchases and sales are for temporary cash investment purposes.

Appendix:

Vanguard Real Estate II Index Fund

Schedule of Investments (unaudited)
As of April 30, 2019

		Market
		Value
	Shares	($000)
Equity Real Estate Investment Trusts (REITs) (96.1%)1
Diversified REITs (4.4%)
WP Carey Inc.	984,529	78,093
Liberty Property Trust	903,005	44,825
STORE Capital Corp.	1,170,028	38,985
VEREIT Inc.	2,860,907	23,631
PS Business Parks Inc.	125,203	19,234
Colony Capital Inc.	2,850,798	14,653
Empire State Realty Trust Inc.	897,140	13,870
Washington REIT	488,850	13,805
Lexington Realty Trust	1,295,936	11,754
Alexander & Baldwin Inc.	419,116	9,900
American Assets Trust Inc.	202,805	9,368
Global Net Lease Inc.	463,906	8,847
Essential Properties Realty Trust Inc.	290,617	6,010
Armada Hoffler Properties Inc.	304,977	4,925
Gladstone Commercial Corp.	178,814	3,889
iStar Inc.	413,618	3,586
One Liberty Properties Inc.	89,650	2,537
		307,912
Health Care REITs (9.1%)
Welltower Inc.	2,295,587	171,090
Ventas Inc.	2,178,359	133,120
HCP Inc.	2,871,895	85,525
^ Omega Healthcare Investors Inc.	1,226,389	43,402
Medical Properties Trust Inc.	2,230,484	38,944
Healthcare Trust of America Inc. Class A	1,263,502	34,847
Healthcare Realty Trust Inc.	765,102	23,626
Sabra Health Care REIT Inc.	1,091,194	21,344
Physicians Realty Trust	1,114,202	20,123
National Health Investors Inc.	258,549	19,502
CareTrust REIT Inc.	512,631	12,431
Senior Housing Properties Trust	1,452,470	11,663
LTC Properties Inc.	241,712	10,892
Universal Health Realty Income Trust	79,710	6,458
New Senior Investment Group Inc.	504,347	2,819
MedEquities Realty Trust Inc.	174,099	1,865
		637,651
Hotel & Resort REITs (4.9%)
Host Hotels & Resorts Inc.	4,535,912	87,271

Park Hotels & Resorts Inc.	1,229,900	39,455
Hospitality Properties Trust	1,004,908	26,128
Pebblebrook Hotel Trust	797,373	25,962
Ryman Hospitality Properties Inc.	282,371	22,477
Apple Hospitality REIT Inc.	1,326,735	21,825
Sunstone Hotel Investors Inc.	1,394,448	20,080
RLJ Lodging Trust	1,071,226	19,721
MGM Growth Properties LLC Class A	537,465	17,339
Xenia Hotels & Resorts Inc.	689,023	14,917
DiamondRock Hospitality Co.	1,269,204	13,783
Chesapeake Lodging Trust	368,282	10,496
Summit Hotel Properties Inc.	638,990	7,419
Chatham Lodging Trust	283,031	5,573
Hersha Hospitality Trust Class A	228,313	4,240
Ashford Hospitality Trust Inc.	584,047	3,218
CorePoint Lodging Inc.	253,959	3,174
Braemar Hotels & Resorts Inc.	177,893	2,473
		345,551
Industrial REITs (7.6%)
Prologis Inc.	3,847,386	294,979
Duke Realty Corp.	2,189,477	68,137
Americold Realty Trust	1,064,112	34,062
First Industrial Realty Trust Inc.	770,537	27,177
EastGroup Properties Inc.	219,986	25,151
Rexford Industrial Realty Inc.	566,833	21,477
STAG Industrial Inc.	665,711	19,159
Terreno Realty Corp.	360,831	16,111
Hannon Armstrong Sustainable Infrastructure Capital Inc.	329,969	8,774
Industrial Logistics Properties Trust	397,350	7,887
Monmouth Real Estate Investment Corp.	533,612	7,332
^ Innovative Industrial Properties Inc.	56,807	4,837
		535,083
Office REITs (10.0%)
Boston Properties Inc.	944,064	129,922
Alexandria Real Estate Equities Inc.	657,214	93,581
Vornado Realty Trust	1,046,497	72,355
Kilroy Realty Corp.	615,552	47,342
SL Green Realty Corp.	521,040	46,029
Douglas Emmett Inc.	985,637	40,598
Hudson Pacific Properties Inc.	957,231	33,369
JBG SMITH Properties	701,750	29,859
Highwoods Properties Inc.	632,122	28,180
Cousins Properties Inc.	2,567,467	24,571
Equity Commonwealth	744,157	23,664
Paramount Group Inc.	1,306,117	18,926
Corporate Office Properties Trust	665,286	18,548
Brandywine Realty Trust	1,092,416	16,812
Columbia Property Trust Inc.	720,137	16,354
Piedmont Office Realty Trust Inc. Class A	784,620	16,336
Mack-Cali Realty Corp.	551,407	12,837
Tier REIT Inc.	329,565	9,340
Office Properties Income Trust	293,628	7,969
Easterly Government Properties Inc.	373,906	6,730
Franklin Street Properties Corp.	654,721	5,146

NorthStar Realty Europe Corp.	273,793	4,882
City Office REIT Inc.	228,601	2,652
		706,002
Residential REITs (14.0%)
Equity Residential	2,251,876	172,088
AvalonBay Communities Inc.	844,788	169,743
Essex Property Trust Inc.	403,755	114,061
Mid-America Apartment Communities Inc.	695,596	76,105
UDR Inc.	1,640,188	73,726
Sun Communities Inc.	527,931	64,978
Equity LifeStyle Properties Inc.	521,235	60,828
Camden Property Trust	569,033	57,273
Invitation Homes Inc.	2,079,833	51,705
Apartment Investment & Management Co.	942,358	46,515
American Campus Communities Inc.	837,833	39,546
American Homes 4 Rent Class A	1,627,423	39,026
Independence Realty Trust Inc.	545,773	5,780
Investors Real Estate Trust	72,639	4,379
NexPoint Residential Trust Inc.	112,320	4,211
Preferred Apartment Communities Inc. Class A	249,752	3,906
Front Yard Residential Corp.	309,581	3,068
UMH Properties Inc.	208,430	2,928
		989,866
Retail REITs (13.6%)
Simon Property Group Inc.	1,890,130	328,316
Realty Income Corp.	1,803,770	126,282
Regency Centers Corp.	931,733	62,585
Federal Realty Investment Trust	451,230	60,397
National Retail Properties Inc.	972,339	51,165
Kimco Realty Corp.	2,576,449	44,804
Brixmor Property Group Inc.	1,832,451	32,764
Macerich Co.	647,131	25,976
Weingarten Realty Investors	746,632	21,608
Spirit Realty Capital Inc.	523,810	21,193
Taubman Centers Inc.	372,980	18,388
Retail Properties of America Inc.	1,317,513	16,192
Acadia Realty Trust	497,750	14,056
Agree Realty Corp.	211,109	13,821
Urban Edge Properties	697,393	12,951
SITE Centers Corp.	960,179	12,713
Brookfield Property REIT Inc. Class A	600,551	12,510
Retail Opportunity Investments Corp.	694,647	12,191
Tanger Factory Outlet Centers Inc.	574,529	10,376
^ Seritage Growth Properties Class A	207,266	9,242
Kite Realty Group Trust	510,144	8,055
Getty Realty Corp.	211,639	6,863
RPT Realty	487,661	5,915
Alexander's Inc.	14,099	5,352
Washington Prime Group Inc.	1,139,323	5,070
Saul Centers Inc.	82,420	4,397
Urstadt Biddle Properties Inc. Class A	181,434	3,979
Retail Value Inc.	93,378	3,128
Whitestone REIT	217,323	2,788
^ Pennsylvania REIT	428,685	2,581

	Spirit MTA REIT	260,678	1,757
	Cedar Realty Trust Inc.	553,923	1,701
^	CBL & Associates Properties Inc.	1,052,769	1,063
			960,179
Specialized REITs (32.5%)
	American Tower Corp.	2,691,732	525,695
	Crown Castle International Corp.	2,535,156	318,872
	Equinix Inc.	491,275	223,383
	Public Storage	958,975	212,106
	Digital Realty Trust Inc.	1,260,654	148,392
*	SBA Communications Corp. Class A	692,548	141,093
	Weyerhaeuser Co.	4,578,687	122,709
	Extra Space Storage Inc.	773,177	80,171
	VICI Properties Inc.	2,459,448	56,075
	Iron Mountain Inc.	1,661,813	53,976
	Gaming and Leisure Properties Inc.	1,243,517	50,213
	Lamar Advertising Co. Class A	519,931	42,983
	CubeSmart	1,139,160	36,351
	CyrusOne Inc.	646,863	36,024
	EPR Properties	453,783	35,785
	Life Storage Inc.	284,555	27,115
	Rayonier Inc.	790,543	25,131
	CoreSite Realty Corp.	224,168	24,526
	Outfront Media Inc.	852,344	20,311
	PotlatchDeltic Corp.	392,502	15,174
	CoreCivic Inc.	726,463	15,118
	GEO Group Inc.	745,467	14,924
	QTS Realty Trust Inc. Class A	311,913	14,145
	Four Corners Property Trust Inc.	415,233	11,809
	Uniti Group Inc.	1,039,341	11,422
	National Storage Affiliates Trust	346,273	10,132
	InfraREIT Inc.	273,968	5,767
	CatchMark Timber Trust Inc. Class A	297,750	2,977
	CorEnergy Infrastructure Trust Inc.	73,715	2,786
	Jernigan Capital Inc.	118,217	2,491
^	Farmland Partners Inc.	180,457	1,184
			2,288,840
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,245,979)			6,771,084
Real Estate Management & Development (3.5%)
Diversified Real Estate Activities (0.1%)
*	St. Joe Co.	221,560	3,775
^,* Five Point Holdings LLC Class A		364,040	3,098
*	Tejon Ranch Co.	134,504	2,320
	RMR Group Inc. Class A	37,023	2,142
			11,335
Real Estate Development (0.4%)
*	Howard Hughes Corp.	249,765	27,724
*	Forestar Group Inc.	63,448	1,223
			28,947
Real Estate Operating Companies (0.3%)
	Kennedy-Wilson Holdings Inc.	791,527	17,049
*	FRP Holdings Inc.	42,845	2,172
			19,221

Real Estate Services (2.7%)
* CBRE Group Inc. Class A		1,979,807	103,089
Jones Lang LaSalle Inc.		278,628	43,067
HFF Inc. Class A		227,510	10,827
^ Realogy Holdings Corp.		723,399	9,419
Newmark Group Inc. Class A		766,185	6,528
^,* Redfin Corp.		301,293	6,231
* Marcus & Millichap Inc.		117,919	5,082
RE/MAX Holdings Inc. Class A		108,355	4,695
^,* Altisource Portfolio Solutions SA		67,274	1,592
			190,530
Total Real Estate Management & Development (Cost $258,753)			250,033
Total Common Stocks (Cost $6,504,732)			7,021,117
	Coupon
Temporary Cash Investment (0.8%)1
Money Market Fund (0.8%)
2,3 Vanguard Market Liquidity Fund
(Cost $56,992)	2.545%	569,878	56,994
Total Investments (100.4%) (Cost $6,561,724)			7,078,111
Other Assets and Liabilities-Net (-0.4%)3,4			(31,224)
Net Assets (100%)			7,046,887

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,385,000.
* Non-income-producing security.
1 The fund invests a portion of its assets in investment securities through the use of swap contracts. After giving effect to swap investments, the fund's effective investment securities and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $34,749,000 of collateral received for securities on loan.
4 Cash of $120,000 has been segregated as collateral for open over-the-counter swap contracts.
REIT—Real Estate Investment Trust.

Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
	Termination		Amount	Received	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)	($000)
VEREIT Inc.	2/04/2020	GSI	25,407	(2.474%)	—	(236)
GSI—Goldman Sachs International.
1 Payment received/paid monthly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).The fund had no open futures contracts at April 30,
2019.

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index.
Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount.
At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At April 30, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.